Business Combinations (Details) - Schedule of purchase consideration, the net assets acquired and goodwill	12 Months Ended
Dec. 31, 2022 AUD ($)
Purchase consideration (refer to (b) below):
Total purchase consideration
Other assets	58,830
Intangible assets	346,320
Equipment	94,903
Accounts Payable	(870,645)
Other payable	(519)
Net identifiable liabilities acquired	(371,111)
Less: non-controlling interests	(419,520)
Add: goodwill	790,631
Net liabilities acquired
Cash paid [Member]
Purchase consideration (refer to (b) below):
Total purchase consideration
Ordinary shares issued [Member]
Purchase consideration (refer to (b) below):
Total purchase consideration